SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 25 — SUBSEQUENT EVENTS

The Company evaluated all events and transactions from December 31, 2025 up through April 8, 2026, which is the date that these consolidated financial statements are available to be issued. Except as disclosed below, no other subsequent events have occurred that would require recognition or disclosure in the Company’s consolidated financial statements.

(1)	Bond issuance

Pursuant to a resolution of the Board of Directors on October 15, 2025, the Company issued the 7th series of unsecured corporate bonds on January 30, 2026. The aggregate principal amount of the bonds is JPY200 million ($1.28 million), issued at par for general working capital purposes. The bonds bear interest at an annual interest rate of 1.250%, with interest payable semi-annually in arrears on January 30 and July 30 of each year. The principal is subject to scheduled semi-annual repayments commencing on July 30, 2026, through the final maturity date of January 30, 2031. The U.S. dollar amount is translated at the convenience rate of $1 = JPY156.8, as described in Note 2. The bonds are not subject to any restrictive financial covenants.

(2)	Acquisition of Business

On February 27, 2026, the Company entered into a definitive agreement to acquire the business of after-school day service facilities from Well Resources Co., Ltd. This transaction is expected to be accounted for as a business combination and is intended to expand the Company’s service offerings within its social business segment. As of the date of these consolidated financial statements, the acquisition has not yet closed. The transaction is expected to close on May 1, 2026, subject to customary closing conditions.

The total consideration for the acquisition is JPY132 million (including consumption tax), which is expected to be paid in cash upon the closing of the transaction. The Company is currently evaluating the accounting treatment of this transaction, including the identification and measurement of assets acquired and liabilities assumed. Accordingly, the Company has not yet completed its preliminary purchase price allocation, and the financial impact of the acquisition cannot be reasonably estimated at this time.